GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
                           FutureFunds Series Account
                            Annual Report Form N-30D
                               File No. 811-03972


The information required to be contained in this report for the period ending June 30, 2002 includes the following previously filed annual report for one of the underlying funds of the above-referenced Registrant, which are incorporated herein by reference:


Artisan Funds, Inc. - Artisan International Fund
File No. 811-08932
Form N-30D
Filed via EDGAR and accepted on August 28, 2002
Accession No.0000948221-02-000472